Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable
VAT payable	¥ 2,335	¥ 5,122
Enterprise income taxes payable		140
Withholding individual income taxes for employees	65	34
Others	248	644
Total	¥ 2,648	¥ 5,940